ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 39,828	$ 19,401	$ 27,280
Other assets	3,242	3,107
Total current assets	149,298	127,427
Non-current assets
Deferred tax assets	1,153	850
Long-term investment	503	0
Total non-current assets	57,960	61,395
Total assets	207,258	188,822
Current liabilities
Accrued liabilities and other current liabilities	16,348	16,129
Convertible notes at fair value	34,837
Total current liabilities	97,151	65,679
Non-current liability
Other liabilities	673
Total non-current liabilities	3,467	3,159
Total liabilities	100,618	68,838
Commitments and contingencies
Equity
Treasury shares	(576)	(2,093)
Total iClick Interactive Asia Group Limited shareholders' equity	105,325	119,984	$ (64,312)	$ (55,929)
Total liabilities and shareholders' equity	207,258	188,822
Parent Company | Reportable legal entities
Current assets
Cash and cash equivalents	2,132	6,440
Amounts due from subsidiaries and VIEs	98,829	74,193
Other assets	929	1,194
Total current assets	101,890	81,827
Non-current assets
Deferred tax assets	269
Investments in subsidiaries and VIEs	40,759	41,407
Long-term investment	503
Total non-current assets	41,531	41,407
Total assets	143,421	123,234
Current liabilities
Accrued liabilities and other current liabilities	2,586	3,250
Convertible notes at fair value	34,837
Total current liabilities	37,423	3,250
Non-current liability
Other liabilities	673
Total non-current liabilities	673
Total liabilities	38,096	3,250
Commitments and contingencies
Equity
Ordinary shares	28	26
Treasury shares	(576)	(2,093)
Other shareholders' equity	105,873	122,051
Total iClick Interactive Asia Group Limited shareholders' equity	105,325	119,984
Total liabilities and shareholders' equity	$ 143,421	$ 123,234